STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual term
Options outstanding as of December 31, 2023	858,625	$0.67	6 years
Options granted	118,100	2.78
Options exercised	(241,000)	0.01
Forfeited	(68,375)	3.92
Options outstanding as of December 31, 2024	667,350	$0.94	7 years
Options granted	18,000	4.75
Options exercised	(258,125)	0.01
Forfeited	(326,850)	0.80
Options outstanding, as of December 31, 2025	100,375	$2.34	7 years